UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number                     811-22360

GLG Investment Series Trust
(Exact name of registrant as specified in charter)

HSBC Tower 452 Fifth Avenue 26th Floor New York, NY 10018
(Address of principal executive offices) (Zip code)

Lance Donenberg GLG Inc. HSBC Tower 452 Fifth Avenue 26th Floor New York, NY 10018
(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-593-0323

Date of fiscal year end: May 31

Date of reporting period: November 30, 2012

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

The Report to Shareholders is attached herewith.

GLG INTERNATIONAL SMALL CAP FUND

Semi-Annual Report

For the Period Ended November 30, 2012

An investment in the GLG International Small Cap Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

GLG INTERNATIONAL SMALL CAP FUND

Shareholder Letter

Dear Shareholder:

In our view, as we look to 2013, especially the first half of the year, we see an encouraging global economic picture, albeit one with very diverging regional characteristics. In summary, it appears that global economic momentum has bottomed, having turned the corner over the last few months in the U.S and, more recently, in China. Several coincident economic data series confirm that view while a number of leading indicators suggest a continuation of this virtuous global growth trajectory. We believe policy measures around the world remain extremely supportive which may result in accommodative financial conditions. Fat tail risks, or risks of larger than expected market movements, that were paramount on investor minds over the last couple of years seem to be fading. The global banking system appears to have weathered the worst of the Great Financial Crisis and, in most parts of the world, has returned to the business of lending in a sustained way as suggested by lending officer surveys, among other things. Europe remains problematic but, despite or perhaps because it is facing recessionary pressures has managed to avoid a catastrophic break-up.

As alluded to above, while the aggregate economic picture may appear promising, important regional differences exist. We believe the U.S. economy is in a resilient upswing despite recent angst pertaining to uncertain outcomes of the “fiscal cliff”* negotiations. While recent consumer and business confidence surveys reflected those concerns, consumer and corporate behavior remained quite robust. For example, consumer spending remained strong with auto sales up double digits in December while data and business surveys indicate strong hiring and capital spending intentions. Some uncertainty remains about the ultimate extent of fiscal tightening to come in the U.S. in 2013, as a consequence of the increase in payroll tax, for example. Yet, we believe that improving private sector fundamentals should prevail supported by a rebounding housing market, improved lending conditions, a less levered consumer and a corporate sector that is flush with cash.

Elsewhere, we are especially encouraged by recent economic developments in Asia—the number two and number three economies in the world turning, or offering hope of mending, improved economic momentum in the region is particularly impactful in a global context. First, in China, despite some permanently bearish investors recurring predictions for a “hard landing,” economic conditions have shown a decisive turn for the better. After several quarters of decelerating growth, momentum has rebounded which we see confirmed not only in official Gross Domestic Product (“GDP”) statistics but also a number of metrics correlated to economic conditions such as electricity production or commodity import and inventory data. We find the recent powerful rebound in Chinese equities market encouraging as it strongly suggests to us that local investors are also taking a more constructive view of their domestic economic conditions. After a very smooth leadership transition in December, the Chinese economy appears to be exactly where the new leaders want it: GDP growth is reaccelerating in a controlled way, inflation remains very much in check, periodic fears of a housing price bubble have faded. We believe that while exports remain weak, especially to the Euro zone, a new cycle of measured government spending on infrastructure projects and controlled improvement in lending conditions appear to be helping.

Second, in Japan, material supportive policy changes could be forthcoming. After a long economic slide which includes what looks like outright recessionary conditions through most of 2012, the landslide win by the Liberal Democratic Party in the country’s House of Representatives elections in December augurs well, in our view, for newly elected Prime Minister Shinzo Abe’s aggressively reformist reflationary agenda. His economic vision which calls for reviving large scale public works spending, money creation, inflation targeting and aggressive measures to weaken the Yen offers an interesting alternative to the rudderless policies of his predecessors. Within the next few months, Japan will also have a chance to replace the head of its Central Bank—this could be a chance for PM Abe to nominate someone sympathetic to his views and who could work more cooperatively with Japan’s Ministry of Finance in implementing a cohesive set of economic policies.

In contrast, Europe appears to remain mired in a challenging economic environment with no immediate end to the protracted recessionary conditions seen through most of 2012. While the European Central Bank and policymakers across the continent have managed to keep sovereign debt-related calamity risks in check, economic fundamentals remain very poor. Factors such as aggressive austerity measures in Southern Europe and figures that include pan-European employment data and outlook, consumer sentiment, spending and propensity to spend as well as banks’ appetite for lending all point to continued challenges. Business sentiment is mixed at best, even in Germany, Europe’s perennial export machine, with surveys suggesting some optimism relating to economic conditions outside the Euro zone but continued pessimism with regards to Europe itself. Historically economic recessions haven’t lasted forever and so it will be interesting to see whether improving economic conditions outside of Europe will be sufficient to help turn the tide on the continent itself.

Putting it all together, with a six-month time horizon, we have a constructive view of global equity markets. Equities appear rather attractively valued in absolute terms and especially in relation to bonds. Earnings expectations have been ratcheted down substantially to the point where the risk of a disappointing earnings reporting season has been drastically reduced, in our view, especially as fundamental economic data seems to track above top-down forecasts. Although investor sentiment has been improving, positioning still remains cautious, with asset allocators favoring the relative safety of bonds versus equities as well as more defensive sectors and geographic markets within the equity asset class itself. The latter is clearly apparent in the relative valuation premiums of “safe haven” sectors and markets relative to more cyclical ones. If economic conditions and momentum continue to improve around the world, we believe there is room for equities to do well.

Daniel Geber,

Portfolio Manager

*	Fiscal Cliff is a term used to refer to the economic effects that could result from tax increases, spending cuts and corresponding reduction in the U.S. budget deficit beginning in 2013 if the existing laws are not changed by the end of 2013.

GLG International Small Cap Fund

Shareholder Expense Example (unaudited)

As a shareholder of GLG International Small Cap Fund (the “Fund”), you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of your investment in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period 6/1/12 to 11/30/12” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the hypothetical example is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 6/1/12	Ending Account Value 11/30/12	Annualized Expense Ratios for the Period 6/1/12 to 11/30/12	Expenses Paid During the Period 6/1/12 to 11/30/12†
Class I
Actual	$1,000.00	$1,129.03	3.35%	$17.88
Hypothetical (5% return before expenses)	$1,000.00	$1,008.27	3.35%	$16.87

†	Expenses are calculated using the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by 183/365 (to reflect the one-half year period). Assumes reinvestment of all dividends and capital gains distributions, if any.

GLG International Small Cap Fund

Portfolio Summary (unaudited)

November 30, 2012

Industry classifications were as follows:

Industry	Value	% of Net Assets
Capital Goods	$5,375,935	14.2%
Consumer Durables & Apparel	3,105,082	8.2
Energy	2,615,168	6.9
Diversified Financials	2,510,066	6.6
Real Estate	2,469,092	6.5
Retailing	2,411,116	6.3
Technology Hardware & Equipment	2,350,024	6.2
Materials	2,185,709	5.8
Semiconductors & Semiconductor Equipment	1,851,512	4.9
Banks	1,627,714	4.3
Consumer Services	1,507,466	4.0
Food & Staples Retailing	1,460,732	3.8
Investment Companies	1,405,587	3.7
Healthcare Equipment & Services	1,397,027	3.7

Industry	Value	% of Net Assets
Software & Services	$1,335,623	3.5%
Food, Beverage & Tobacco	1,122,350	2.9
Automobiles & Components	840,547	2.2
Commercial & Professional Services	705,332	1.9
Utilities	461,773	1.2
Telecommunication Services	432,106	1.1
Pharmaceuticals, Biotechnology & Life Sciences	348,812	0.9
Insurance	327,893	0.9
Household & Personal Products	258,414	0.7
Media	2,026	0.0 †

Total Investments	$38,107,106	100.4%
Liabilities in Excess of Other Assets	(157,661)	(0.4)

Net Assets	$37,949,445	100.0%

†	Less than 0.05%.

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (unaudited)

November 30, 2012

Description	Shares	Cost	Value
COMMON STOCKS—96.7%
Australia—1.0%
Boart Longyear Ltd.	668	$2,381	$1,000
Emeco Holdings Ltd.	5,506	5,682	2,959
NRW Holdings Ltd.	192	733	265
OZ Minerals Ltd.	22,502	272,577	172,601
PanAust Ltd.	57,804	211,168	206,913

Total Australia		492,541	383,738
Austria—2.6%
AMS AG	7,994	573,379	864,356
Andritz AG	2,132	106,611	135,865

Total Austria		679,990	1,000,221
Belgium—0.6%
Barco N.V.	31	1,914	2,181
Solvay SA	1,741	175,917	235,934

Total Belgium		177,831	238,115
Brazil—1.0%
Mills Estruturas e Servicos de Engenharia SA	25,614	345,423	376,994
Canada—1.1%
Lundin Mining Corp. SDR*	55,751	291,128	290,932
Yamana Gold, Inc.	5,765	74,163	108,643

Total Canada		365,291	399,575
Denmark—3.3%
Coloplast A/S, Class B	2,160	381,817	504,200
GN Store Nord A/S	41,346	544,485	584,191
Sydbank A/S*	8,982	237,050	161,436

Total Denmark		1,163,352	1,249,827
Finland—0.9%
Pohjola Bank PLC, Class A	24,826	300,232	346,765
France—5.0%
Arkema	3,611	270,140	369,361
Club Mediterranee SA*	11,333	197,438	189,839
Ingenico	12,425	570,943	661,398
SCOR SE	9,444	220,710	249,393
Vivendi	20,112	408,617	432,106

Total France		1,667,848	1,902,097
Germany—10.9%
Aareal Bank AG*	14,658	284,806	318,644
Bertrandt AG	5,614	308,257	540,657
Dialog Semiconductor PLC*	34,582	635,936	703,639
Duerr AG	6,845	263,585	570,632
Fresenius SE & Co., KGaA	564	59,087	65,194
Gerresheimer AG*	4,274	194,984	219,033
Grammer AG	2,535	57,229	51,646
KUKA AG*	7,229	130,141	245,570
MTU Aero Engines Holding AG	3,834	300,186	341,012
Rhoen-Klinikum AG	11,881	246,390	243,442

Description	Shares	Cost	Value
SAF-Holland SA*	4,254	$27,800	$28,658
Stada Arzneimittel AG	4,369	142,659	129,778
Wirecard AG	28,170	530,661	692,059

Total Germany		3,181,721	4,149,964
Hong Kong—5.6%
Emperor International Holdings Ltd.	1,899,269	412,259	536,683
Emperor Watch & Jewellery Ltd.	62,632	8,926	7,516
Melco Crown Entertainment Ltd. ADR*	14,791	157,916	225,711
Melco International Development Ltd.	38,916	22,324	41,727
Oriental Watch Holdings Ltd.	846	406	317
Prince Frog International Holdings Ltd.	758,622	322,452	258,414
Sands China Ltd.	179,876	721,025	767,064
SJM Holdings Ltd.	120,037	185,610	283,125

Total Hong Kong		1,830,918	2,120,557
Ireland—0.1%
Kenmare Resources PLC*	85,644	79,632	44,320
Italy—5.7%
Azimut Holding SpA	56,591	517,041	738,198
Banca Generali SpA	13,878	172,750	224,709
Banca Monte dei Paschi di Siena SpA*	563,208	156,456	148,619
Banca Popolare di Milano Scarl*	461,272	223,628	243,621
Banco Popolare Societa Cooperativa*	102,890	153,144	151,610
Brembo SpA	3,262	37,812	38,393
Credito Emiliano SpA	56,742	291,527	275,257
Mediolanum SpA	16,096	79,782	78,501
Tod’s SpA	266	23,193	32,432
Unione di Banche Italiane ScpA	59,009	210,478	230,538

Total Italy		1,865,811	2,161,878
Japan—25.8%
Advance Residence Investment	204	408,946	427,872
AIN Pharmaciez, Inc.	6,250	369,502	355,583
Amada Co., Ltd.	29,769	197,945	169,727
Anritsu Corp.	30,602	296,081	393,128
Ariake Japan Co., Ltd.	15,500	334,897	307,424
Asahi Kasei Corp.	977	6,121	5,570
Clarion Co., Ltd.*	12,900	26,653	21,908
Daito Trust Construction Co., Ltd.	6,438	563,505	624,002
Daiwa House Industry Co., Ltd.	32,142	424,267	491,283
Digital Garage, Inc.	38	133,765	73,294
Don Quijote Co., Ltd.	17,776	583,573	691,115
FamilyMart Co., Ltd.	8,450	377,940	374,656
Fuji Heavy Industries Ltd.	50,237	347,698	563,707
H2O Retailing Corp.	72,900	596,814	694,201
Hulic Co., Ltd.*	58,236	162,476	389,253

See notes to financial statements.

GLG INTERNATIONAL SMALL CAP FUND

Schedule of Investments (unaudited) (continued)

November 30, 2012

Description	Shares	Cost	Value
Kikkoman Corp.	25,800	$334,636	$364,928
Komeri Co., Ltd.	7,760	242,760	187,611
Kuraray Co., Ltd.	142	1,824	1,748
Lawson, Inc.	5,250	358,400	355,371
Nippo Corp.	19,000	205,511	218,499
Okuma Corp.	24,266	174,315	140,707
Omron Corp.	5,366	127,898	118,926
Sekisui House Ltd.	9,100	87,690	85,331
SMC Corp.	1,562	254,652	263,760
Sugi Holdings Co., Ltd.	11,200	363,392	375,122
Sumitomo Bakelite Co., Ltd.	16,412	99,090	64,903
Sumitomo Forestry Co., Ltd.	18,100	164,144	159,186
Sumitomo Rubber Industries Ltd.	13,412	146,211	158,142
Taisei Corp.	181,842	498,811	494,118
Toyo Suisan Kaisha Ltd.	16,414	435,755	449,999
United Arrows Ltd.	24,917	575,955	639,889
Zeon Corp.	16,287	134,418	131,782

Total Japan		9,035,645	9,792,745
Netherlands—3.0%
ASM International NV	8,089	302,740	283,516
Gemalto NV	9,035	574,157	830,753

Total Netherlands		876,897	1,114,269
Norway—5.0%
Aker Solutions ASA	18,559	281,183	349,264
Det Norske Oljeselskap ASA*	4,900	77,875	70,501
Fred Olsen Energy ASA	6,718	275,096	296,736
Kvaerner ASA	72,480	184,756	216,246
Petroleum Geo-Services ASA	28,549	401,016	478,551
TGS Nopec Geophysical Co., ASA	15,424	456,522	488,769

Total Norway		1,676,448	1,900,067
Sweden—2.0%
Concentric AB	913	8,402	7,513
Lundin Petroleum AB*	7,970	179,544	188,309
Skandinaviska Enskilda Banken AB, Class A	5,861	40,592	47,173
Swedbank AB, Class A	2,751	42,544	50,816
Trelleborg AB, Class B	38,828	426,899	460,157

Total Sweden		697,981	753,968
Switzerland—0.5%
Dufry AG*	1,420	176,623	190,467
United Kingdom—22.6%
Aberdeen Asset Management PLC	126,382	572,461	684,394
Aegis Group PLC	538	1,173	2,026
African Minerals Ltd.*	12,924	92,340	51,144
Aggreko PLC	4,605	161,960	164,675
Anite PLC	217,781	452,898	487,090
Ashtead Group PLC	162,876	635,237	999,969
Barratt Developments PLC*	265,124	342,466	828,725
Berkeley Group Holdings PLC*	21,190	438,657	557,453

Description	Shares	Cost	Value
Bovis Homes Group PLC	5,376	$34,417	$47,889
BowLeven PLC*	182,396	374,065	207,481
Croda International PLC	3,025	103,045	115,396
DS Smith PLC	111,518	369,802	386,461
Enquest PLC*	174,826	370,415	319,312
Hargreaves Lansdown PLC	23,513	173,392	285,173
IMI PLC	62	784	1,047
Jupiter Fund Management PLC	52,125	227,183	230,828
Melrose Industries PLC	9,620	30,405	32,845
Persimmon PLC	56,565	420,640	725,913
Renishaw PLC	11,850	333,893	343,638
Taylor Wimpey PLC	661,246	372,358	646,245
Telecity Group PLC	6,058	81,055	83,179
United Utilities Group PLC	42,292	439,280	461,773
Wolseley PLC	19,677	646,113	913,296

Total United Kingdom		6,674,039	8,575,952
TOTAL COMMON STOCKS		$31,288,223	$36,701,519
INVESTMENT COMPANIES—3.7%
Japan—1.0%
Nomura Topix Banks Exchange Traded Fund	270,700	414,043	380,921
United States—2.7%
Market Vectors Gold Miners ETF	10,937	587,698	520,054
Market Vectors Junior Gold Miners ETF	23,405	561,567	504,612

Total United States		1,149,265	1,024,666
TOTAL INVESTMENT COMPANIES		$1,563,308	$1,405,587
TOTAL INVESTMENTS—100.4%		$32,851,531	$38,107,106
Liabilities in Excess of Other Assets—(0.4%)			(157,661)

Net Assets—100.0%			$37,949,445

*	Non-income producing security.
SDR	Special Drawing Right
ADR	American Depositary Receipt
ETF	Exchange Traded Fund

See notes to financial statements.

GLG International Small Cap Fund

Statement of Assets and Liabilities (unaudited)

November 30, 2012

ASSETS
Investments, at fair value (cost $32,851,531)	$38,107,106
Foreign currency, at fair value (cost $2,784)	2,503
Receivable for securities sold	304,545
Foreign tax reclaims receivable	58,225
Dividend receivable	47,714
Receivable for capital shares sold	9,055
Prepaid expense	44,955
Total Assets	38,574,103
LIABILITIES
Due to custodian	266,652
Payable for capital shares repurchased	109,876
Trustee fees payable	52,285
Advisory fees payable	39,435
Service fees payable	2,185
Other accrued expenses	154,225
Total Liabilities	624,658
Net Assets	$37,949,445
COMPOSITION OF NET ASSETS
Paid-in capital	$57,934,263
Accumulated distributions in excess of net investment income	(1,009,281)
Accumulated net realized loss from investment securities and foreing currency related transactions	(24,225,002)
Net unrealized appreciation on investment securities and foreign currency related translations	5,249,465
Net Assets	$37,949,445

NET ASSET VALUE PER SHARE

($0.001 par value common stock, unlimited authorized shares)

Class	Net Assets	Shares Outstanding	Net Asset Value
I	$37,949,445	4,515,971	$8.40

See notes to financial statements.

GLG International Small Cap Fund

Statement of Operations (unaudited)

For the Six Months Ended November 30, 2012

INVESTMENT INCOME
Dividend income*	$246,775
EXPENSES:
Advisory fees (See Note 3)	267,954
Professional fees	102,014
Custody fees	92,800
Service fees	54,236
Trustee fees and expenses	51,121
Insurance fees	48,809
Transfer agent fees	41,690
Shareholder reporting fees	24,923
Administrative and accounting fees	17,294
Blue sky fees	11,583
Interest fees	1,355
Miscellaneous fees	3,372
Total expenses	717,151
Net investment loss	(470,376)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT SECURITIES AND FOREIGN CURRENCY RELATED TRANSACTIONS

Net realized loss on:
Investment securities	(2,713,540)
Foreign currency related transactions	(5,086)
Net realized loss	(2,718,626)

Change in unrealized appreciation (depreciation) on:
Investment securities	8,429,486
Foreign currency related translations	(5,172)
Net change in unrealized appreciation	8,424,314
Net realized and unrealized gain on investment securities and foreign currency related transactions	5,705,688
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$5,235,312

*	Net of foreign taxes withheld of: $20,096.

See notes to financial statements.

GLG International Small Cap Fund

Statements of Changes in Net Assets

	For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
Net investment loss	$(470,376)	$(480,894)
Net realized loss from investment securities and foreign currency related transactions	(2,718,626)	(18,595,247)
Net unrealized appreciation (depreciation) from investment securities and foreign currency related translations	8,424,314	(10,855,320)
Net increase (decrease) in net assets resulting from operations	5,235,312	(29,931,461)
DISTRIBUTION TO SHAREHOLDERS
Net investment income	—	(565,718)
CAPITAL SHARE TRANSACTIONS
Class I
Proceeds from shares sold	1,324,543	33,964,359
Cost of shares repurchased	(15,474,098)	(83,101,367)
Proceeds from distributions reinvested	—	565,412
Transaction fees	—	12,189
Net decrease from capital share transactions	(14,149,555)	(48,559,407)
Net decrease in net assets	(8,914,243)	(79,056,586)
NET ASSETS
Beginning of period	46,863,688	125,920,274
End of period	$37,949,445	$46,863,688
End of period net assets includes undistributed (distributions in excess of) net investment loss as follows:	$(1,009,281)	$(538,905)
CHANGE IN SHARES OUTSTANDING
Class I
Shares outstanding, beginning of period	6,302,319	11,959,117
Shares sold	168,166	3,961,952
Shares repurchased	(1,954,514)	(9,695,054)
Shares issued for dividends reinvested	—	76,304
Shares outstanding, end of period	4,515,971	6,302,319

See notes to financial statements.

GLG International Small Cap Fund

Financial Highlights

Selected Data for a Share of Capital Stock Outstanding

	For the Six Months Ended November 30, 2012 (unaudited)	For the Year Ended May 31, 2012	For the Period December 7, 2010[1] to May 31, 2011
CLASS I
Net asset value, beginning of period	$7.44	$10.53	$10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.09)	(0.05)	0.02
Net realized and unrealized gain (loss) on investments	1.05	(2.97)	0.51
Net increase (decrease) in net asset resulting form operations	0.96	(3.02)	0.53
DISTRIBUTIONS TO SHAREHOLDERS FROM
Net investment income	—	(0.07)	—
Net asset value, end of period	$8.40	$7.44	$10.53
TOTAL RETURN
Total investment return[3]	12.90%	(28.66)%	5.30%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000’s omitted)	$37,949	$46,864	$125,920
Ratios to average net assets of:
Expenses	3.35%[4]	2.39%	1.94%[4]
Net investment income (loss)	(2.19)%[4]	(0.59)%	0.37%[4]
Portfolio turnover rate[5]	45%	138%	89%

1	Commencement of offering of shares.

2	Based on average shares outstanding.

3	Total investment return is calculated by assuming a purchase of shares on the first day, reinvestment of all dividends and distributions at net asset value during the period and a sale of shares on the last day of the period reported. Total return calculated for a period less than one year is not annualized.

4	Annualized.

5	Portfolio turnover is not annualized.

See notes to financial statements.

GLG International Small Cap Fund

Notes to Financial Statements (unaudited)

November 30, 2012

1. ORGANIZATION

GLG International Small Cap Fund (the “Fund”) is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund was organized under the laws of the State of Delaware on November 10, 2009 and it was established as a series of shares offered by GLG Investment Series Trust (the “Trust”). The Fund is currently the sole series of shares offered by the Trust. The Fund currently offers two classes of shares, Class C and Class I. As of the period ended November 30, 2012, there were no Class C shares outstanding. The Fund commenced operations on December 7, 2010.

The Fund’s investment objective is to achieve maximum capital appreciation. In pursuing its objective, the Fund will normally invest at least 80% of its assets in equity securities of small capitalization companies located outside of the United States. Equity securities consist of common stock, depositary receipts, and securities convertible into common stock, such as warrants, rights, convertible bonds, debentures and convertible preferred stocks.

The Board of Trustees (the “Board” and each member a “Trustee”) has overall responsibility for monitoring the operations of the Trust and the Fund. A majority of the Board is comprised of independent Trustees. The Trustees are responsible for supervising the services provided by GLG Inc. (the “Adviser”). The Adviser is a Delaware corporation registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Adviser, subject to the general supervision of the Board, manages the Fund in accordance with its investment objective and policies and is responsible for all the decisions with respect to purchases and sales of portfolio securities and maintaining the related records.

2. SIGNIFICANT ACCOUNTING POLICIES

Basis of Accounting

The financial statements and accompanying notes are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”).

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, income and expenses during the reporting period and the related disclosures of contingent assets and liabilities at the date of the financial statements. Accordingly, actual results could differ from such estimates and such differences could be material to the Fund’s financial statements and accompanying notes.

Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Dividends are recognized on the ex-dividend date, net of withholding taxes, and interest is accrued as earned or incurred. Realized gains and losses on investment securities transactions are recorded on a first-in, first-out basis. Expenses are accrued and recognized when incurred.

Investment Valuation

The Net Asset Value (“NAV”) is determined as of the close of trading each day the New York Stock Exchange (“NYSE”) is open for business. NAV per share is calculated by dividing the Fund’s net assets by the number of shares outstanding.

The Fund’s securities are valued at the closing price from the exchange where the securities are principally traded. Equity securities are valued at their last reported composite sale prices as reported on such exchanges or, in the absence of any reported sale on a particular day, at their composite bid prices (for securities held long) or their composite ask prices (for securities held short), as reported by such exchanges. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”). If no NOCP is available, the securities are valued at the last sale price on NASDAQ prior to the calculation of the Fund’s NAV. If no sale is shown on NASDAQ, the securities are valued at the bid price or if no sale is shown and no bid price is available for a period of seven business days, the price will be deemed stale and the value will be determined at fair value. Securities traded on a foreign securities exchange are valued at their last sale prices on the exchange where the securities are primarily traded, or in the absence of a reported sale on a particular day, at their bid prices (in the case of securities held long) or ask prices (in the case of securities held short) as reported by that exchange.

If market quotations are not readily available, or if it is determined that a quotation of a security does not represent fair value, then the security is valued at fair value as determined by the Adviser under the supervision of the Board.

GLG International Small Cap Fund

Notes to Financial Statements (unaudited) (continued)

November 30, 2012

Fair Value Measurement

The Fund adopted FASB ASC 820, Financial Accounting Standards Board Accounting Standards Codification, Fair Value Measurements and Disclosures. ASC 820 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The guidance provides a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to valuations based on unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based on unobservable inputs (Level 3 measurements). The inputs used to determine the fair value of the Fund’s investments are summarized in the three broad levels as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

•

Level 2 — Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•

Level 3 — Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Factors considered in determining Level 2 and Level 3 fair value measurements may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

There were no transfers between Level 1, 2 or 3 securities during the period.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following summarizes Levels used as of November 30, 2012 in valuing the Fund’s assets and liabilities carried at fair value:

Security Type	Level 1	Level 2	Level 3	Total
Common Stocks*	$36,701,519	$—	$—	$36,701,519
Investment Companies*	1,405,587	—	—	1,405,587
Total	$38,107,106	$—	$—	$38,107,106

*	Please refer to the Schedule of Investments for securities segregated by country.

Taxation

The Fund intends to comply with the requirements under Subchapter M of the Internal Revenue Code of 1986, as amended, in order to qualify as a regulated investment company and to make the required distributions of income and capital gains to shareholders. Dividends and/or distributions, if any, are paid to shareholders invested in the Fund on the applicable record date.

Net realized long-term and short-term capital gains will be distributed by the Fund at least annually. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profit for tax purposes are reported as a tax return of capital.

The Fund adopted ASC 740, Income Taxes. This accounting guidance defines how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements and requires entities to recognize a tax benefit from an uncertain tax position only if it is more likely than not that the position is sustainable, based solely on its technical merits and consideration of the relevant taxing authority.

The Adviser has evaluated the tax positions taken or expected to be taken to determine whether the tax positions are “more-likely-than-not” to be sustained upon examination by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold that result

GLG International Small Cap Fund

Notes to Financial Statements (unaudited) (continued)

November 30, 2012

in a tax benefit or expense to the Fund are recorded in the current period. The Fund is required to analyze all open tax years. Open tax years are those years that are open for examination by the relevant income taxing authority. The tax periods from commencement of operations through November 30, 2012 remain subject to examination by the Internal Revenue Service and State taxing authorities. The Adviser has concluded that there is no tax liability resulting from uncertain income tax positions for which it is reasonably possible that the total amounts will significantly change in the next twelve months. No tax expense, including any interest and penalties, was recorded in the current period.

Foreign Currency

Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

These financial statements do not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments within the Statement of Operations.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

Dividends and Distributions

Dividends and distributions to shareholders, if any, are recorded on the ex-dividend date. Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with U.S. GAAP. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

3. RELATED PARTY TRANSACTIONS

Management Fee

Under the terms of the Investment Advisory Agreement (the “Advisory Agreement”) the Fund pays the Adviser an advisory fee at an annual rate of 1.25% of the Fund’s average daily net assets. Such fee is accrued daily and paid monthly. The Fund recorded $267,954 in advisory fees for the period ended November 30, 2012, of which $39,435 is payable at November 30, 2012.

4. CAPITAL SHARE TRANSACTIONS

As of November 30, 2012, there were an unlimited number of common stock shares at $.001 par value authorized by the Fund. Investors may purchase or redeem Class C and Class I Shares of the Fund at their NAV, based on the next calculation of NAV after the order is placed. Neither the Fund nor the distributor charges a sales charge or other transaction fee to purchase shares, although other institutions may impose transaction fees on shares purchased through them. Redemption requests are processed at the next NAV calculated after the Fund, its transfer agent, or your investment representative receives your sell order. If a redemption request is received on a business day prior to 4:00 PM (Eastern Time), proceeds will normally be wired to the shareholder within three business days, provided that the Fund’s Custodian is also open for business.

5. FEDERAL INCOME TAX

At November 30, 2012, the cost of investments on a tax basis including the adjustment for financial reporting purposes as of the most recently completed Federal income tax reporting period were as follows:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$34,520,650	$6,329,387	$(2,742,931)	$3,586,456

GLG International Small Cap Fund

Notes to Financial Statements (unaudited) (continued)

November 30, 2012

The differences between book and tax basis cost of investments and net unrealized appreciation (depreciation) are primarily attributable to wash sale loss deferrals and investments in passive foreign investment companies.

At May 31, 2012, the components of earnings/loss on a tax-basis were as follows:

Undistributed Net Investment Income	Late-Year Ordinary Losses	Accumulated Capital and Other (Losses)	Net Unrealized Depreciation	Total Earnings
$—	$(537,534)	$(19,837,257)	$(4,845,339)	$(25,220,130)

The differences between book and tax basis components of net assets are primarily attributable to wash sale loss deferrals and post-October losses.

Late-year ordinary losses incurred after December 31, 2011 and specified losses incurred after October 31, 2011 (“late-year ordinary losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year.

Capital losses incurred after October 31, 2011 (“Post-October Losses”) within the taxable year can be deemed to arise on the first business day of the Fund’s next taxable year. At May 31, 2012, the Fund incurred and elected to defer to June 1, 2012 post-October losses of:

Short-Term	Long-Term	Total
$3,892,563	$877,969	$4,770,532

At May 31, 2012, the effect of permanent book/tax reclassifications resulted in increases (decreases) to the components of net assets as follows:

Undistributed Net Investment Income	Accumulated Capital and Other (Losses)	Paid-in Capital
$(42,571)	$156,477	$(113,906)

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to the tax treatment of foreign currency reclassifications.

On December 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the “Act”) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes are generally effective for taxable years beginning after the date of enactments. One of the more prominent changes addresses capital loss carryforwards. Under the Act, funds will be permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation. At May 31, 2012, for Federal income tax purposes, the Fund had a capital loss carryforward available to offset future capital gains as per the guidelines set forth in the Act:

Short–Term Capital Loss Carryforward	Long-Term Capital Loss Carryforward
$15,066,725	$—

The tax character of dividends paid during the fiscal years ended May 31, for the Fund was as follows:

2012		2011
Ordinary Income	Return of Capital	Ordinary Income	Return of Capital
$565,679	$39	$ —	$ —

6. INVESTMENT TRANSACTIONS

Purchases and sales of investments (excluding short-term investments) for the period ended November 30, 2012 were $18,807,775 and $31,311,238, respectively.

7. INVESTMENT RISKS

The Fund is subject to the principal risks described below, some or all of these risks may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective. As with any investment, an investment in the Fund could result in a loss or the performance of the Fund could be inferior to that of other investments. Please refer to the Fund’s prospectus for a further description of the Fund’s investment risks.

GLG International Small Cap Fund

Notes to Financial Statements (unaudited) (continued)

November 30, 2012

Foreign Securities Risk — Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign currency exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable U.S. companies or of the U.S. government.

Currency Risk — This is the risk that changes in foreign currency exchange rates may negatively affect the value of the Fund’s investments or reduce the returns of the Fund. For example, the value of the Fund’s investments in foreign currency-denominated securities or currencies may decrease if the U.S. Dollar is strong (i.e., gaining value relative to other currencies) and other currencies are weak (i.e., losing value relative to the U.S. Dollar). Currency markets are generally not as regulated as securities markets. Independent of the Fund’s investments in securities denominated in foreign currencies, the Fund’s positions in various foreign currencies may cause the Fund to experience investment losses due to the changes in exchange rates and interest rates.

Indemnification Risk — In the ordinary course of business, the Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these indemnification provisions and expects the risk of loss thereunder to be remote. Therefore, the Fund has not accrued any liability in connection with these indemnification provisions.

8. ADMINISTRATION AND OTHER AGREEMENTS

Administrator and Custodian

The Bank of New York Mellon (in each capacity, the “Administrator”, “Custodian” or “Accounting Agent”) serves as the Fund’s Administrator, Custodian and Accounting Agent pursuant to the Fund Administration and Accounting Agreement. The Bank of New York Mellon is a subsidiary of The Bank of New York Mellon Corporation, a financial holding company. For its services, the Fund pays the Administrator an annual minimum fee of $125,000 plus any transaction related costs.

Transfer Agent

Alps Fund Services, Inc. (“Alps”) serves as the Fund’s transfer agent. Pursuant to the Transfer Agent Agreement, the Fund pays Alps an annual minimum fee of $50,000 plus any transaction related costs.

Distributor

Alps Distributors, Inc. serves as the principal underwriter of the Fund’s shares pursuant to a Distribution Agreement.

9. SUBSEQUENT EVENTS

Management has evaluated events and transactions for potential recognition or disclosure through the date this report was filed. Management has determined that there are no material events that would require disclosure.

GLG International Small Cap Fund

Board of Trustees and Officers (unaudited)

The business of the Trust is managed under the direction of the Trust’s Board of Trustees. The Board elects the officers of the Trust who are responsible for administering the Trust’s day-to-day operations. Each Trustee serves until his or her successor is duly elected or appointed and qualified.

The name, age, address and principal occupations during the past five years for each Trustee and officer of the Trust is set forth below, along with the other public directorships held by the Trustees.

Name, Address[1] and Age	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Independent Trustees

Gregory E. Barton (Age 51)	Trustee	Since July 2010	Chief Operating Officer, WisdomTree Investments, Inc. (2012-present); Executive Vice President/General Counsel/Secretary, TheStreet, Inc. (2009-2012); General Counsel/Secretary, Martha Stewart Living Omnimedia, Inc. (2007-2008); Executive Vice President/General Counsel/Secretary, Ziff Davis Media Inc. (2002-2007)	2	Man Long Short Fund

Aniello A. Bianco (Age 72)	Trustee	Since July 2010	Vice President, Hildebrandt International (consultancy); Management Committee Advisor/Managing Director, Chadbourne & Parke LLP	2	Man Long Short Fund; GLG Investments PLC; Cytogel Pharma LLC; Bianco Consulting LLC

Marvin Damsma (Age 65)	Trustee	Since July 2011	Retired (2008); Director of Trust Investments for BP America Inc.	2	Man Long Short Fund; Man-Glenwood Lexington (investment companies) (three funds), from January 2008- March 2011

Dale M. Hanson (Age 68)	Trustee	Since July 2011	Retired (2005); Principal/partner of American Partners Consulting (marketing organization)	2	Man Long Short Fund; Man-Glenwood Lexington (investment companies) (three funds), from January 2008- March 2011

GLG INTERNATIONAL SMALL CAP FUND

Board of Trustees and Officers (unaudited) (continued)

Name, Address[1] and Age	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee

J. David Officer (Age 64)	Trustee	Since July 2010	Chief Executive Officer and Chairman, Laurel Capital Advisors (2005-2009). Director DBX ETF Trust 2011-Present. Old Westbury Funds, Inc. 2011-Present. Formerly, Consultant, Fidelity (2011); Consultant, Pershing LLC (2010); Vice President, The Dreyfus Family of Funds (2010); President, Dreyfus Funds, Inc. (2006-2009); Executive Vice President, The Bank of New York Mellon (2008-2009); Executive Vice President, BNY Mellon N.A. (2008-2009); Vice President, BNY Mellon Funds Trust (2007-2009); President and Chairman, Dreyfus Founders Funds, Inc. (2007-2009); Chairman and Chief Executive Officer, Founders Asset Management (2007-2009); Consultant, The Dreyfus Corporation (2006-2009); Chief Operating Officer, The Dreyfus Corporation (2006-2009); President, MBSC Securities Corporation (2007-2009); President, The Dreyfus Family of Funds (2007-2009); Vice President, Dreyfus Service Organization, Inc. (2004-2009); Vice Chairman, The Dreyfus Corporation (1998-2009); President, Dreyfus Service Corporation (2000-2007); President, MBSC, LLC (2002-2007); Executive Vice President, Mellon Bank, NA (1994-2008).	2	Man Long
Short Fund
Dreyfus
Transfer, Inc.
Dreyfus
Service
Organization,
Inc.
Seven Six
Seven Agency,
Inc.
Mellon
Residential
Funding Corp.
Mellon United
National Bank
Dreyfus Fund
International
Limited
DBX ETF
Fund, since
2011
Old Westbury
Funds, Inc.,
since 2011

Name, Address[1] and Age	Position(s) Held with Trust	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past 5 Years[3]	Number of Portfolios in Fund Complex Overseen by Trustee[4]	Other Directorships Held by Trustee
Interested Trustee[5]

John B. Rowsell (Age 54)	Trustee; Chairman of the Board; Chief Executive Officer of the Trust	Since May 2011	President of Man Investments USA Holdings Inc.	2	Man Long Short Fund; Man-Glenwood Lexington (investment companies) (three funds), from January 2008-March 2011

GLG INTERNATIONAL SMALL CAP FUND

Board of Trustees and Officers (unaudited) (continued)

Name, Address[1] and Age	Position(s) Held with Trust	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years
Officers of the Trust

Lance Donenberg (Age 43)	Chief Executive Officer	Since October 2012	Co-Chief Operating Officer, Man Investments USA Holdings Inc; Chief Operating Officer (US), GLG Partners LP; Head of Strategic Investments, Man Investments USA; Head of Investment Sourcing, Man Glenwood.

JingLu Eng (Age 43)	Chief Financial Officer	Since October 2012	Senior Fund Accounting Manager of Man Investments USA Holdings Inc; Senior Manager of Deloitte LLP.

Orly Lax (Age 37)	Secretary and Chief Legal Officer	Since May 2011	Head of U.S. and Product Legal teams, Man Investments USA Holdings Inc., since 2007

Sean Casey (Age 43)	Chief Compliance Officer	Since January 2012	Compliance Officer, Man Investments-U.S. business; Senior Deputy Compliance officer, Vice President, Brown Brothers Harriman, (2008-2011), Compliance Officer, Deutsche Asset Management, (2006-2008)
1	The address of each Trustee and executive officer of the Trust is c/o GLG Inc., 452 Fifth Avenue, 26th Floor, New York, NY 10018.
2	Trustees and Officers serve until their successors are duly elected and qualified.
3	Principal occupation(s) of the Trustees may cover more than the past five years.
4	The Fund Complex includes another registered investment company advised by the Adviser’s parent.
5	Mr. Rowsell is an “interested person” (as defined by the 1940 Act) of the Trust (“Interested Trustee”) because of his employment and officer position with the Adviser’s parent company, Man Investments USA Holdings Inc.

GLG INTERNATIONAL SMALL CAP FUND

General Information (unaudited)

Investment Adviser

GLG Inc.

452 Fifth Avenue, 26th Floor

New York, NY 10018

Distributor

ALPS Distributors, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Transfer Agent

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

Administrator and Custodian

The Bank of New York Mellon

One Wall Street

New York, NY 10286

Independent Registered Public Accounting Firm

Ernst & Young LLP

5 Times Square

New York, NY 10036

A description of the Fund’s proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at 877-593-0323.

Information regarding how the Fund voted proxies for portfolio securities will be available without charge and upon request by calling 877-593-0323, or by accessing the Funds’ Form N-PX on the SEC’s website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC website at www.sec.gov. The Fund’s Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

General Enquiries:

+1 877-593-0323

GLG Inc.

c/o GLG International Small Cap Fund

452 Fifth Avenue, 26th Floor

New York, NY 10018

USA

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.	Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	GLG Investment Series Trust

By (Signature and Title)*	/s/ Lance Donenberg
Lance Donenberg Principal Executive Officer

Date	2/4/2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Lance Donenberg
Lance Donenberg Principal Executive Officer

Date	2/4/2013

By (Signature and Title)*	/s/ JingLu Eng
JingLu Eng Principal Financial Officer

Date	2/4/2013

* Print the name and title of each signing officer under his or her signature.